Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
SEGMENT INFORMATION [Abstract]
Segment summarized financial information
	Dry Bulk Vessel	Logistics Business	Total
	Operations	for the	for the
	for the	Year Ended	Year Ended
	Year Ended	December 31,	December 31,
	December 31,	2014	2014
	2014
Revenue	$300,242	$268,774	$569,016
Administrative fee revenue from affiliates	14,300	—	14,300
Interest income	5,224	291	5,515
Interest expense and finance cost	(85,823)	(27,837)	(113,660)
Depreciation and amortization	(79,603)	(25,087)	(104,690)
Equity in net earnings of affiliated companies	57,751	—	57,751
Net loss attributable to Navios Holdings common stockholders	(45,541)	(10,662)	(56,203)
Total assets	2,550,317	609,072	3,159,389
Goodwill	56,240	104,096	160,336
Capital expenditures	(145,840)	(91,658)	(237,498)
Investment in affiliates	344,453	—	344,453
Cash and cash equivalents	175,625	71,931	247,556
Restricted cash	2,564	—	2,564
Long-term debt (including current and noncurrent portion)	$1,269,123	$375,459	$1,644,582

	Dry Bulk Vessel	Logistics Business	Total
	Operations	for the	for the
	for the	Year Ended	Year Ended
	Year Ended	December 31,	December 31,
	December 31,	2013	2013
	2013
Revenue	$275,195	$237,084	$512,279
Administrative fee revenue from affiliates	7,868	—	7,868
Interest income	2,080	219	2,299
Interest expense and finance cost	(85,657)	(25,148)	(110,805)
Depreciation and amortization	(74,770)	(23,354)	(98,124)
Equity in net earnings of affiliated companies	19,344	—	19,344
Net (loss)/income attributable to Navios Holdings common stockholders	(115,264)	6,201	(109,063)
Total assets	2,393,364	526,249	2,919,613
Goodwill	56,240	104,096	160,336
Capital expenditures	(86,538)	(59,396)	(145,934)
Investment in affiliates	335,303	—	335,303
Cash and cash equivalents	101,263	86,568	187,831
Restricted cash	2,041	—	2,041
Long-term debt (including current and noncurrent portion)	$1,217,565	$293,684	$1,511,249

	Dry Bulk Vessel	Logistics Business	Total
	Operations	for the	for the
	for the	Year Ended	Year Ended
	Year Ended	December 31,	December 31,
	December 31,	2012	2012
	2012
Revenue	$369,461	$247,033	$616,494
Administrative fee revenue from affiliates	5,994	—	5,994
Interest income	2,329	388	2,717
Interest expense and finance cost	(86,139)	(20,057)	(106,196)
Depreciation and amortization	(81,267)	(26,939)	(108,206)
Equity in net earnings of affiliated companies	48,228	—	48,228
Net income attributable to Navios Holdings common stockholders	175,388	97	175,485
Total assets	2,490,929	450,533	2,941,462
Goodwill	56,240	104,096	160,336
Capital expenditures	(40,024)	(17,666)	(57,690)
Investment in affiliates	197,291	—	197,291
Cash and cash equivalents	212,330	45,538	257,868
Restricted cash	24,704	—	24,704
Long-term debt (including current and noncurrent portion)	$1,157,614	$200,598	$1,358,212

Revenue by geographic region
	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2014	2013	2012
North America	$30,299	$17,487	$14,622
Europe	173,100	141,464	127,521
Asia	84,766	99,636	225,366
South America	275,327	241,852	247,033
Other	5,524	11,840	1,952
Total	$569,016	$512,279	$616,494